UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          June 30, 2011


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina Kowacich
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Gina Kowacich                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                                   (thousands)




List of Other Included Managers:

ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN      SECTOR   INVESTMENT      OTHER       VOTING
                                                          1,000.00       AMOUNT       CODE    DISCRETION      MGRS      AUTHORITY
iShares Russell 2000 Value
  Index Fund                      IWN       464287630   13,841,818.15   188,554.94   ISHARES    Yes            No            No
Ishares Tr Lehman
  U S Aggregate Bd Fd             AGG       464287226    1,011,389.48     9,481.48   ISHARES    Yes            No            No
IShares Lehman Inter              CIU       464288638      220,663.87     2,070.00   ISHARES    Yes            No            No
IShares Lehamn 1-3 Y              CSJ       464288646      262,375.00     2,500.00   ISHARES    Yes            No            No
Ishares Tr Dow Jones Select
  Divid Index                     DVY       464287168       21,168.00       400.00   ISHARES    Yes            No            No
iShares MSCI Emerging Markets     EEM       464287234   13,241,277.69   278,178.10   ISHARES    Yes            No            No
Ishares Trust EAFE Index Fund     EFA       464287465   25,383,688.54   422,076.63   ISHARES    Yes            No            No
Ishares Trust MSCI Index          EFG       464288885      295,814.46     4,691.00   ISHARES    Yes            No            No
Ishares Tr Msci Eafe Value
  Index Fd                        EFV       464288877      259,551.30     4,958.00   ISHARES    Yes            No            No
Ishares Tr Dow Jones
  US Regional Bks                 IAT       464288778      101,433.06     4,374.00   ISHARES    Yes            No            No
Ishares Tr Cohen & Steers
  Realty Majors                   ICF       464287564    6,175,551.48    85,168.27   ISHARES    Yes            No            No
Ishares Tr S&P Smallcap           IJR       464287804        4,179.24        57.00   ISHARES    Yes            No            No
iShares S&P 500 Barra Value Fund  IVE       464287408      585,714.00     9,447.00   ISHARES    Yes            No            No
iShares S&P 500 Barra Growth Fund IVW       464287309      329,613.12     4,744.00   ISHARES    Yes            No            No
Ishares Tr  Russell Microcap      IWC       464288869      676,258.09    13,197.86   ISHARES    Yes            No            No
iShares Russell 1000 Val          IWD       464287598   44,939,411.30   658,163.61   ISHARES    Yes            No            No
iShares Russell 1000 Gwt          IWF       464287614   32,623,483.09   535,865.36   ISHARES    Yes            No            No
iShares Russell 2000              IWM       464287655      395,983.05     4,782.40   ISHARES    Yes            No            No
iShares Russell 2000 Value
  Index Fund                      IWN       464287630   13,841,818.15   188,554.94   ISHARES    Yes            No            No
Ishares Russell 2000 Growth Index IWO       464287481    9,517,453.24   100,342.15   ISHARES    Yes            No            No
Ishares Tr Russell Midcap Value
  Index Fund                      IWS       464287473      408,214.75     8,549.00   ISHARES    Yes            No            No
Ishares Trust USD                 IYR       464287739      518,987.99     8,606.77   ISHARES    Yes            No            No
Ishares Tr Dow Jones U S Total
  Mkt Index                       IYY       464287846       66,820.00     1,000.00   ISHARES    Yes            No            No
Ishares Tr Large Growth Index Fd  JKE       464287119       27,476.81       942.00   ISHARES    Yes            No            No
Ishares Tr Small Growth Index Fd  JKK       464288604       14,800.00       160.00   ISHARES    Yes            No            No
Ishares Tr Small Value Index Fd   JKL       464288703       63,555.57       741.00   ISHARES    Yes            No            No
Ishares Tr Kld Select Social      KLD       464288802      158,022.21     2,738.21   ISHARES    Yes            No            No
Ishares Tr S&P U S Pfd Stk
  Index Fd                        PFF       464288687       87,252.00     2,200.00   ISHARES    Yes            No            No
Ishares Tr  1-3 Yr  Treas
  Index Fd                        SHY       464287457       18,293.10       217.00   ISHARES

